Investment in Joint Venture (Summary Of Gain (Loss) From Continuing Operations And Total Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Revenue	$ 48,052	$ 28,990
Gain (loss) before income taxes	(11,140)	(9,857)
Joint venture gain (loss) from continuing operations	(334)	(156)
2562961 Ontario Ltd. [member]
Disclosure of joint ventures [line items]
Gain (loss) before income taxes	1
Joint venture gain (loss) from continuing operations	1
Kolon Hydrogenics [member]
Disclosure of joint ventures [line items]
Revenue	252	1,496
Gain (loss) before income taxes	(682)	(232)
Joint venture gain (loss) from continuing operations	$ (682)	$ (241)